BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of equity interests

		Equity interests
Investees	Type of investment	At 12.31.18	At 12.31.17	Country (Headquarters)	Core activity
Telefônica Data S.A. ("TData")	Subsidiary	—	100.00%	Brazil	Telecommunications
Terra Networks Brasil S.A. ("Terra Networks")	Subsidiary	100.00%	—	Brazil	Telecommunications
Telefônica Transportes e Logística Ltda ("TGLog")	Subsidiary	99.99%	—	Brazil	Transports and logistics
POP Internet Ltda ("POP")	Subsidiary	99.99%	99.99%	Brazil	Internet
Aliança Atlântica Holding B.V. ("Aliança")	Joint venture	50.00%	50.00%	Brazil	Holding of the telecommunications sector
Companhia AIX de Participações ("AIX")	Joint venture	50.00%	50.00%	Holland	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Joint venture	50.00%	50.00%	Brazil	Technical assistance in telecommunication networks

Schedule of amendments adopted

Standards and amendments
IFRS 9	Financial Instruments

IFRS15	Revenue from Contracts with Customers

Clarifications to IFRS 15	Revenue from Contracts with Customers , issued on April 12, 2016

Amendments to IFRS 2	Classication and Valuation of Share Based Transactions

Improvements to IFRS Standards	2014-2016 Cycle

Schedule of classification and measurement of financial assets and liabilities

Classification by category
	Classification in accordance with IAS 39	Classification in accordance with IFRS 9
Financial Assets
Trade accounts receivable	Loans and receivables	Amortized cost
Derivative transactions	Hedges (economic)	Measured at fair value through comprehensive income

Financial Liabilities
Derivative transactions	Hedges (economic)	Measured at fair value through comprehensive income

Schedule of changes in contractual assets, liabilities and incremental costs

	Contract assets (1)

	Contract assets,	Provision	Contract	Contractual	Incremental
	gross	for losses	assets, net	liabilities (3)	costs (2)
Initial adoption on 01.01.18	193,675	(33,196)	160,479	(178,897)	183,645
Reclassification on 01.01.18 (Note 21)	—	—	—	(383,688)	—
Additions	587,733	(512)	587,221	(7,271,614)	262,518
Write-offs, net	(585,675)	—	(585,675)	7,301,992	(190,772)
Balances as of 12.31.18	195,733	(33,708)	162,025	(532,207)	255,391
Current	195,733	(33,708)	162,025	(504,473)	170,703
Non-current	—	—	—	(27,734)	84,688

The amounts in the above table are classified in the balance sheets as follows: (1) Accounts receivable (Note 4); (2) Prepaid expenses (Note 6); and (3) Deferred income (Note 21).

The amounts of additions and write-offs of the above table refers mainly to the

Schedule of expected periods of realization of contractual liabilities

Year
2019	(504,473)
2020	(16,753)
2021	(2,383)
2022 onwards	(8,598)
Total	(532,207)

Schedule of IFRS amendments

Mandatory application:
annual periods
Standards and amendments		beginning on or after
Improvements to IFRS Standards	2015-2017 Cycle	January 1, 2019
IFRS 16	Leases	January 1, 2019
IFRIC23	Uncertainty over Income Tax Treatments	January 1, 2019
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28	Long-term Interest in associates and Joint Ventures	January 1, 2019
Amendments to IFRS 10 and IAS 28	Sale or Constituition of Assets between an Investidor and its Associate or Joint Venture	January 1, 2019